Statement of cash flows - Schedule of Reconciliation of Profit Before Tax to Cash Generated from Operations (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Cash Flow Statement [Abstract]
Operating profit	£ 1,525	£ 2,101	£ 1,964	£ 1,905	£ 1,708
Share of results of joint ventures	(15)	(41)	(32)
Amortisation of acquired intangible assets	376	294	287
Amortisation of internally developed intangible assets	319	249	225
Depreciation of property, plant and equipment	60	58	62
Depreciation of right-of-use assets	88	82	77
Share based remuneration	25	32	41
Total non-cash items	868	715	692
Increase in inventories and pre-publication costs	18	14	7
Decrease/(increase) in receivables	(149)	116	89
(Decrease)/increase in payables	245	(79)	(27)
Increase in working capital	(114)	(51)	(69)
Cash generated from operations	£ 2,264	£ 2,724	£ 2,555